Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 4,151,605	$ 2,278,814	$ 2,381,737
Enterprise T E M [Member]
Segment Reporting Information [Line Items]
Revenues	1,517,001
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	3,819,975	2,278,814	2,381,737
Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues	331,630
Affiliate Marketing Services [Member]
Segment Reporting Information [Line Items]
Revenues	210,376
Affiliate Marketing Services [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Revenues	210,376
Affiliate Marketing Services [Member] | Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues
Sports Gaming Client Services [Member]
Segment Reporting Information [Line Items]
Revenues	2,424,228	2,278,814	2,381,737
Sports Gaming Client Services [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Revenues	2,424,228	2,278,814	2,381,737
Sports Gaming Client Services [Member] | Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues
Enterprise T E M [Member]
Segment Reporting Information [Line Items]
Revenues	1,517,001
Enterprise T E M [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Revenues	1,185,371
Enterprise T E M [Member] | Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues	$ 331,630